Capital and financial risk management - Net financial instruments - Derivative financial assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
Gross amount	€ 1,163	€ 2,291
Amounts presented in balance sheet	1,163	2,291
Cash collateral	(430)	(1,347)
Net amount	733	944
Collateral pledged as initial margin that does not offset against existing mark to market balances	609	613
Derivative financial liabilities
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
Derivative financial liabilities, Gross amount	(1,812)	(1,906)
Derivative financial liabilities, Amounts presented in balance sheet	(1,812)	(1,906)
Derivative financial liabilities, Right of set off with derivative counterparties	921	1,146
Derivative financial liabilities, Cash collateral	1,169	1,010
Derivative financial liabilities, Net amount	278	250
Derivative financial assets
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
Derivative financial assets, Gross amount	2,975	4,197
Derivative financial assets, Amounts presented in balance sheet	2,975	4,197
Derivative financial assets, Right of set off with derivative counterparties	(921)	(1,146)
Derivative financial assets, Cash collateral	(1,599)	(2,357)
Derivative financial assets, Net amount	€ 455	€ 694